Green Bonds, Convertible and Non-convertible Promissory Notes (Details)																	1 Months Ended									3 Months Ended		12 Months Ended
	May 01, 2024 USD ($)	May 01, 2024 EUR (€)	Apr. 19, 2024 USD ($)	Mar. 21, 2024 USD ($) shares	Feb. 14, 2024 USD ($)	Feb. 14, 2024 EUR (€)	Feb. 05, 2024 $ / shares	Jan. 03, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Aug. 08, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Jan. 31, 2024 USD ($) shares	Jan. 24, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($) shares	May 08, 2024 shares	Mar. 31, 2024 EUR (€) shares	Mar. 20, 2024 $ / shares	Feb. 21, 2024 USD ($)	Feb. 21, 2024 EUR (€)	Feb. 20, 2024 shares	Jan. 31, 2024 EUR (€)	Jan. 24, 2024 EUR (€)	Jan. 23, 2024 shares	Jan. 18, 2024 USD ($)	Jan. 18, 2024 EUR (€)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	May 31, 2023	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Jan. 31, 2021 EUR (€)
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Debt issuance cost																			$ 4,100,000			$ 11,800,000						$ 4,100,000		$ 200,000
Amortization of debt discounts																										$ 700,000		$ 4,900,000		$ 3,900,000
Stated interest rate									0.00%																	10.00%						10.00%
Loan amount																																												$ 3,600,000
Margin rate												0.50%	0.50%
Exercisable price per share (in Dollars per share) | $ / shares																			$ 0.01									$ 0.01
Warrants term																			5 years									5 years
Shares issued (in Shares) | shares																			2,796,554							2,796,554		2,796,554				2,796,554				100,000			81,301
Repayment amount | €																											€ 10,000,000		€ 10,000,000
Closing price (in Dollars per share) | $ / shares																			$ 5									$ 5
Additional paid in capital																			$ 500,000									$ 500,000
Convertible promissory note																			$ 1,100,000									$ 1,100,000
Repayment terms																												5 year	5 year
Effective interest rate																						9.50%																											9.50%
Outstanding balance															$ 11,100,000																																€ 10,000,000
Owned subsidiary, description																										(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on the Maturity Date.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on the Maturity Date.
Distribution amount (in Euro)																										$ 10,000,000			€ 10,000,000
Proceed to transfer ownership																																										$ 17,500,000	€ 15,800,000	$ 159,000,000	€ 150,000,000
Share capital percentage																																										100.00%	100.00%
Proceeds from Stock Options Exercised					$ 68,500,000	€ 59,100,000
Interest rate	50.00%	50.00%													97.00%																																97.00%
Revolving debt financing (in Euro) | €													€ 80,000,000
Finance reduces cost rate													33.33%
Commitment fees												$ 1,800,000	€ 1,800,000
Warrant [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Warrants to purchase (in Shares) | shares																			12,345,000							12,435,000		12,345,000		11,945,000		12,435,000
Warrants term																			5 years									5 years
Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Debt issuance cost																										$ 900,000
Stated interest rate											2.50%			2.50%					0.00%									0.00%
Maturity date											May 31, 2024			Jun. 29, 2023
Senior secured debt, principal outstanding																			$ 4,300,000							$ 5,400,000		$ 4,300,000
Loan amount											$ 920,000			$ 5,900,000
Exercisable price per share (in Dollars per share) | $ / shares																			$ 0.01							$ 0.01		$ 0.01
Repayment amount																												$ 1,600,000
Additional paid in capital																			$ 500,000									500,000
Principal issued										$ 650,000
Senior Secured Debt [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate											16.00%																																			18.00%
Recognized interest																										$ 900,000
Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured debt, principal outstanding																			11,000,000							10,800,000		11,000,000
Distribution amount (in Euro) | €																											€ 10,000,000
32 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																				24.00%
Maturity date																				Feb. 29, 2024
Senior secured debt, principal outstanding																			7,000,000	$ 2,400,000						$ 7,000,000		$ 7,000,000
Loan amount																				$ 2,400,000
Percentage of power purchase agreements																										100.00%	100.00%	100.00%	100.00%
Working Capital Loan [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate									0.00%																	10.00%						10.00%
Maturity date									Mar. 31, 2024
Senior secured debt, principal outstanding																			$ 3,200,000							$ 1,800,000		$ 3,200,000
Loan amount									$ 3,200,000
Increased principal amount																										$ 3,600,000
Working Capital Loan [Member] | Warrant [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Warrants to purchase (in Shares) | shares																										90,000						90,000
Exercisable price per share (in Dollars per share) | $ / shares																										$ 0.01
Warrants term																										5 years						5 years
Fair value of warrants																										$ 86,000
14 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																			24.00%									24.00%
Maturity date																			May 28, 2024									May 28, 2024	May 28, 2024
Senior secured debt, principal outstanding																			$ 1,100,000							1,100,000		$ 1,100,000
Loan amount																			$ 1,100,000									$ 1,100,000
Percentage of power purchase agreements																			100.00%									100.00%	100.00%
Convertible Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																	10.00%																				10.00%
Convertible promissory note																	$ 938,000																				€ 850,000
Conversion of debt								$ 1,000,000									$ 1,000,000
Other Secured Debt [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Debt issuance cost																										$ 11,800,000
Stated interest rate															97.00%									6.50%																							97.00%			6.50%
Loan amount																								$ 242,000,000																										€ 200,000,000
Repayment of other debt																								40,000,000	€ 33,000,000
Funding acquisitions																								87,200,000	72,000,000
Principal issued															$ 11,100,000	€ 10,000,000						$ 24,000,000	€ 20,000,000	$ 125,000,000	€ 110,000,000
Percentage of par value																										102.00%	102.00%
Effective interest rate															9.50%																																9.50%
Previously Reported [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Revolving debt financing (in Euro) | €													€ 500,000,000
Private Lenders [Member] | Senior Secured Debt [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Maximum borrowing amount																					$ 10,800,000
Stated interest rate																					8.00%
Maturity date																					May 31, 2023
Restricted Common Stock [Member] | Convertible Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Debt converted into shares (in Shares) | shares								1,320,000									1,320,000
Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Shares issued (in Shares) | shares																			225,000									225,000
Sponsor [Member] | Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured debt, principal outstanding																			$ 1,600,000							$ 1,400,000		$ 1,600,000
Sponsor [Member] | Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate				25.00%
Shares issued (in Shares) | shares				225,000
Repayment amount				$ 1,200,000
Closing price (in Dollars per share) | $ / shares																										$ 0.47
Bondholders [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Proceed to transfer ownership																										$ 87,300,000						€ 80,800,000
Subsequent Event [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Exercisable price per share (in Dollars per share) | $ / shares							$ 0.01
Shares issued (in Shares) | shares																															330,000
Principal issued			$ 50,000
Proceeds from Stock Options Exercised					$ 68,500,000	€ 59,100,000,000,000
Subsequent Event [Member] | Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Maturity date							Feb. 28, 2025
Subsequent Event [Member] | Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Interest payment	$ 1,069,985	€ 1,000,000
Subsequent Event [Member] | Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Closing price (in Dollars per share) | $ / shares																																	$ 1
Other Debt Obligations [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																								6.50%																										6.50%
Senior secured debt, principal outstanding																								$ 242,000,000																										€ 200,000,000
Repayment terms																								3-year	3-year
Repayment of other debt																								$ 40,000,000	€ 33,000,000
Funding acquisitions																								$ 87,200,000	€ 72,000,000
Percentage of par value																										5.50%	5.50%
Outstanding balance																						$ 24,000,000																											€ 20,000,000
Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Outstanding balance																														$ 149,500,000																		$ 147,200,000
Bond [Member] | Other Secured Debt [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Outstanding balance																			166,100,000							$ 87,300,000		166,100,000
Alternus Energy Americas [Member] | Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured debt, principal outstanding																			717,000							717,000		717,000
Alt Spain Holdco [Member] | 32 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																				5.90%
Maturity date																		Jul. 28, 2024
Senior secured debt, principal outstanding																			3,200,000							$ 3,200,000		3,200,000
Initial payment																				$ 1,900,000
Margin rate																				2.00%
Polish Subsidiaries [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Proceed to transfer ownership																																								$ 59,100,000	€ 54,400,000
Share capital percentage																																								100.00%	100.00%
Polish Subsidiaries [Member] | Subsequent Event [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Proceed to transfer ownership																		$ 59,100,000																				€ 54,400,000
Share capital percentage																		100.00%																				100.00%
Netherlands Subsidiary [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Proceed to transfer ownership																																		$ 7,000,000	€ 6,500,000
Share capital percentage																																		100.00%	100.00%
Netherlands Subsidiary [Member] | Subsequent Event [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Proceed to transfer ownership																																		$ 7,000,000	€ 6,500,000
Share capital percentage																																		100.00%	100.00%
Sponsor [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Promissory note																			$ 1,100,000									$ 1,100,000